INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY
3.	INVENTORY

The following summarizes inventory as of (in thousands):

	June 30, 2026	December 31, 2025
Purchased and fabricated parts	$6,466	$6,209
Work in process	787	945
Used machines	140	516
Total inventory	$7,393	$7,670

4.	INVENTORY

The following summarizes inventory as of December 31 (in thousands):

	2025	2024
Purchased and fabricated parts	$6,209	$6,252
Work in process	945	1,285
Completed machines	-	164
Used machines	516	865
Total inventory	$7,670	$8,566